CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

22.                   CONDENSEDFINANCIAL INFORMATION OF THE COMPANY

As of December 31, 2011 and 2012, the restricted net assets held by the Group’s consolidated PRC subsidiaries and VIE exceeded 25% of the Group’s consolidated net assets.

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 The Equity Method of Accounting for Investments in Common Stock (“ASC 323”). Such investment is presented as “Investment in subsidiaries” on the separate condensed balance sheets of the Company and share of its subsidiaries’ profits or losses as “Share of net profits of subsidiaries” on the separate condensed statements of comprehensive loss of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011 and 2012.

Regulations in the PRC permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Subject to certain cumulative limits, a statutory reserve fund requires annual appropriations of at least 10% of after-tax profit, if any, of the relevant PRC subsidiary. The statutory reserve funds are not distributable as cash dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company. As of December 31, 2011 and 2012, the balance of the Company’s PRC subsidiaries’ statutory reserves was $2,782 and $2,782, respectively.

Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. The Company has  $38,355 and $38,482 of cash and bank deposits in the PRC as of December 31, 2011 and 2012, respectively, of which $31,048 and $31,027 are denominated in RMB as of December 31, 2011 and 2012 respectively. The Company’s PRC subsidiaries had restricted cash of $3,520 and $2,593 as of December 31, 2011 and 2012, respectively, which was denominated in RMB.

In addition, the registered capital of the Company’s PRC subsidiaries is also restricted.

The Company had restricted net assets of  $64,512 and $70,457 as of December 31, 2011 and 2012, respectively.

BALANCE SHEETS

(Amounts expressed in thousands of U.S. dollars, except number ofshares and per share data)

	As of December 31
	2011	2012
Assets
Current assets:
Cash and cash equivalents	2,057	4,882
Amounts due from subsidiaries	64,303	62,904
Prepayments and other current assets, net	375	213
Total current assets	66,735	67,999
Investment in subsidiaries	19,774	10,880
Total assets	86,509	78,879
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	1,103	806
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012.	15	15
Additional paid-in capital	158,879	161,017
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012.	(6,490)	(13,886)
Accumulated other comprehensive Loss	12,850	11,394
Accumulated deficit	(82,630)	(83,249)
Statutory reserve	2,782	2,782
Total shareholders’ equity	85,406	78,073
Total liabilities and shareholders’ equity	86,509	78,879

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts expressed in thousands of U.S. dollars, except number ofshares and per share data)

	Years ended December 31
	2010	2011	2012
Operating expenses:
General and administrative	(1,752)	(1,815)	(1,638)
Loss from operations	(1,752)	(1,815)	(1,638)
Other income:
Interest income	12	—	1
Interest expense	—	—	(12)
Gain on disposal of marketable equity securities	367	1,517	—
Gain on disposal of equity interest	—	—	1,133
Others, net	228	159	159
Loss before income taxes	(1,145)	(139)	(357)
Income taxes expense	—	—	(41)
Loss before share of net loss of subsidiaries	(1,145)	(139)	(398)
Share of net loss of subsidiaries, net of taxes	(17,499)	(28,061)	(221)
Net loss	(18,644)	(28,200)	(619)
Loss attributable to ordinary shareholders	(18,644)	(28,200)	(619)
Other comprehensive income / (loss):
Foreign currency translation adjustment	1,503	1,835	12
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	—	—	(1,468)
Unrealized gain on marketable equity securities	1,280	149	—
Reclassification of unrealized gain on marketable equity securities into earnings	(367)	(1,517)	—
Total other comprehensive income/(loss)	2,416	467	(1,456)
Total comprehensive loss	(16,228)	(27,733)	(2,075)

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of U.S. dollars, except number ofshares and per share data)

	Years ended as of December 31
	2010	2011	2012
Cash flows from operating activities:
Net loss	(18,644)	(28,200)	(619)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	17,499	28,061	221
Gain on sale of marketable equity securities	(367)	(1,517)	—
Gain on disposal of equity interest	—	—	(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	(11,795)	1,841	1,413
Prepayments and other current assets	—	(130)	162
Accrued expenses and other current liabilities	891	(112)	(297)
Net cash used in operating activities	(12,416)	(57)	(253)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities	387	1,585	—
Proceeds from disposal of equity interest of VMF Shanghai	—	—	10,410
Net cash provided by investing activities	387	1,585	10,410
Cash flows from financing activities:
Repurchase of shares	(1,172)	(2,654)	(7,396)
Proceeds from exercise of share options	78	—	64
Net cash used in financing activities	(1,094)	(2,654)	(7,332)
Net (decrease)/increase in cash and cash equivalents	(13,123)	(1,126)	2,825
Cash and cash equivalents at beginning of year	16,306	3,183	2,057
Cash and cash equivalents at end of year	3,183	2,057	4,882